PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT
Depreciation Expense	$ 682,111	$ 1,054,702
Impairment Expenses		$ 1,849,630
Recognized Gain From A Theft Of Equipment	485,404
Financing Lease	$ 200,000